INCOME TAX AND SOCIAL CONTRIBUTION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current taxes:
Income tax and social contribution expense	R$ (7,414,511)	R$ (6,622,719)	R$ (4,854,205)
Deferred taxes
Constitution/realization in the period on temporary additions and exclusions	8,194,223	11,152,253	1,352,590
Use of opening balances of:
Social contribution loss	(168,131)	(148,548)	(44,551)
Income tax loss	(202,260)	(176,932)	(45,106)
Addition for:
Social contribution loss	69,624	34,413	78,056
Income tax loss	162,694	55,947	348,376
Total deferred tax benefit	8,056,150	10,917,133	1,689,365
Income tax benefit / (expense)	R$ 641,639	R$ 4,294,414	R$ (3,164,840)